CONSOLIDATED STATEMENT OF CASH FLOWS - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit for the year from
Profit for the year	₺ 17,791,410	₺ 14,511,901	₺ 19,961,224
Discontinued operations	(187,403)	16,267,250	3,722,307
Profit for the year	17,604,007	30,779,151	23,683,531
Adjustments for:
Depreciation of property, plant and equipment and investment properties	24,472,902	25,100,733	22,623,756
Amortization of intangible assets and right of use assets	38,876,519	36,976,479	40,622,701
Impairment on property, plant and equipment and intangible asset	578,914	179,148	(2,686)
Net finance expense	3,517,629	6,823,574	5,112,607
Fair value adjustments to derivatives	729,348	4,001,842	(2,483,194)
Income tax expense	13,398,842	6,788,718	(8,284,761)
Gain on sale of property, plant and equipment	57,738	45,625	30,197
Effects of exchange rate changes and inflation adjustments	16,026,073	(2,563,603)	19,787,328
Provisions	8,987,221	9,656,990	8,880,923
Share of (profit)/loss of equity accounted investees	3,499,147	4,139,657	(2,882,287)
Fair value adjustments to financial assets through profit or loss	(202,147)	(2,233,632)	(8,702,488)
Gain on sale of subsidiary		(11,546,264)
Non-cash other adjustments	551,040	276,375	7,015
Change in operating assets/liabilities	128,097,233	108,424,793	98,392,642
Change in trade receivables	(2,721,046)	(1,447,093)	(263,605)
Change in due from related parties	(44,732)	2,035	(74,342)
Change in receivables from financial services	433,903	2,155,859	(1,081,201)
Change in inventories	(14,939)	190,403	(186,261)
Change in other current assets	(1,325,977)	(761,008)	(2,349,691)
Change in other non-current assets	(685,189)	(93,800)	1,485,341
Change in due to related parties	258,604	134,856	(732,528)
Change in trade and other payables	4,034,712	(303,096)	1,768,757
Change in other non-current liabilities	33,010	(179,413)	79,977
Change in employee benefit obligations	(409,802)	(534,804)	(1,065,894)
Change in contract asset	442,914	(809,392)	(115,950)
Change in deferred revenue	502,783	305,440	245,647
Change in contract liability	(264,177)	(96,389)	597,708
Changes in other working capital	(5,627,690)	(3,375,399)	(2,888,760)
Cash generated from operations	122,709,607	103,612,992	93,811,840
Interest paid	(17,064,006)	(17,998,161)	(13,901,682)
Income tax paid	(9,026,028)	(2,816,087)	(1,064,584)
Net cash inflow from operating activities	96,619,573	82,798,744	78,845,574
Cash flows from investing activities:
Acquisition of property, plant and equipment	(43,967,866)	(40,182,441)	(26,866,847)
Acquisition of intangible assets	(27,808,416)	(26,480,747)	(28,889,597)
Proceeds from sale of property, plant and equipment	815,642	2,497,555	639,486
Payments for advances given for acquisition of property, plant and equipment	(117,743)	40,372
Contribution of increase of share capital in joint ventures/associates		(89)	(1,026,837)
Cash inflows from sale of shares or borrowing instruments of other enterprises or funds	81,869,801	50,654,128	28,928,016
Cash outflows from purchase of shares or borrowing instruments of other enterprises or funds	(108,053,208)	(78,769,158)	(30,454,901)
Cash inflows from financial assets at fair value through profit or loss	4,313,672	20,041,106	26,538,687
Cash outflows from financial assets at fair value through profit or loss		(8,785,951)	(19,384,800)
Change in other cash advances given	1,955,206	(920,190)
Proceeds from disposal of subsidiary, net of cash disposed	528,041	17,957,566
Interest received	15,526,268	15,386,614	11,008,888
Net cash outflow from investing activities	(74,938,603)	(48,561,235)	(39,507,905)
Cash flows from financing activities:
Proceeds from derivative instruments	9,747,641	7,091,034	14,645,370
Repayments of derivative instruments	(9,136,039)	(7,580,966)	(8,989,303)
Proceeds from issues of loans and borrowings	90,940,793	67,319,829	118,471,632
Proceeds from issues of bonds	51,166,565	19,464,996	14,786,333
Repayments of borrowings	(92,008,008)	(61,555,760)	(103,544,001)
Transactions with non controlling interests		(49,739)
Repayments of bonds	(33,961,746)	(20,001,004)	(9,995,476)
Dividends paid to shareholders	(8,985,749)	(9,574,277)	(4,696,131)
Acquisition of treasury shares	(257,576)	(429,322)	(95,917)
Payments of lease liabilities	(9,036,861)	(7,491,591)	(7,789,768)
Net cash (outflow)/inflow from financing activities	(1,530,980)	(12,806,800)	12,792,739
Net increase in cash and cash equivalents	20,149,990	21,430,709	52,130,408
Cash and cash equivalents at 1 January	89,862,901	101,718,644	80,774,531
Effects of exchange rate changes on cash and cash equivalents and inflation adjustment	(18,245,119)	(33,286,452)	(31,186,295)
Cash and cash equivalents at 31 December	₺ 91,767,772	₺ 89,862,901	₺ 101,718,644